Note 16 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	2017	2016	2015

Salaries	$932,133	$2,047,634	$1,979,601
Share-based payments (1)	2,110,773	3,061,686	3,283,361

Total	$3,042,906	$5,109,320	$5,262,962